Share-Based Compensation (Details) - Schedule of Share-Based Compensation Expense - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	¥ 1,698	¥ 4,954
Cost of revenue [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	(4,119)	462
Selling and marketing [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense		786
General and administrative [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	¥ 5,817	¥ 3,706